Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand	₸ 181,410	₸ 197,002
Current accounts with other banks	153,554	108,246
Short-term deposits with other banks	137,126	314,222
Reverse repurchase agreements	431,053	0
Total cash and cash equivalents	₸ 903,143	₸ 619,470	₸ 820,466	₸ 615,360